                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

ADVANCED SERIES ADVISOR PLAN III ("ASAP III")
ADVANCED SERIES APEX II ("APEX II")
ADVANCED SERIES LIFEVEST II ("ASL II")
ADVANCED SERIES XTRA CREDIT EIGHT ("XT8")

                                                  Supplement dated December 15, 2008
                                                                  To
                                           Prospectuses dated June 16, 2008, as Supplemented

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-800-752-6342.

As detailed below,  this supplement  announces  changes to your ability to cancel certain  optional living benefits and either re-elect the same benefit or elect another living benefit.

WHEN  CONSIDERING  CANCELLATION OF AN EXISTING  OPTIONAL LIVING BENEFIT WITH OR WITHOUT THE RE-ELECTION OF THE SAME BENEFIT OR ELECTION
OF A NEW OPTIONAL  LIVING  BENEFIT,  PLEASE  REVIEW THE  PROSPECTUS  FOR  COMPLETE  DETAILS AND SPEAK TO YOUR  FINANCIAL  PROFESSIONAL.
AMONG OTHER THINGS, THE NEW BENEFIT MAY BE MORE EXPENSIVE THAN YOUR EXISTING BENEFIT.

A. GRO Plus 2008 -  Elections  of  Highest  Daily GRO and GRO Plus  2008.  Under the  section of the  prospectus  entitled  "Guaranteed
Return Option Plus 2008",  we add the following as the last paragraph  under the  sub-section  entitled  "Election/Cancellation  of the
Program":

If you wish,  you may cancel the GRO Plus 2008  benefit.  You may then  elect  either GRO Plus 2008 or Highest  Daily GRO (or any other currently  available  living benefit) on the Valuation Day after you have cancelled the GRO Plus 2008 benefit,  provided the request is received in good order (subject to state  availability and in accordance with any applicable age  requirements).  Upon  cancellation of the GRO Plus 2008 benefit,  any Account Value  allocated to the AST Bond Portfolio  Sub-accounts  used with the asset transfer  formula will be  reallocated  to the  Permitted  Sub-Accounts  according  to your most recent  allocation  instructions  or, in absence of such instructions,  pro-rata.  Upon your  re-election  of GRO Plus 2008 or election of Highest Daily GRO,  Account Value may be  transferred between the AST Bond Portfolio  Sub-accounts and the Permitted  Sub-accounts according to the formula (see "Key Feature - Allocation of
Account Value" section for more  details).  It is possible that over time the formula could transfer some,  all, or none of the Account
Value to the AST Bond Portfolio  Sub-accounts  under the newly-elected  benefit.  You also should be aware that upon termination of the
GRO Plus 2008 benefit,  you will lose all  guarantees  that you had  accumulated  under the benefit.  Thus,  the  guarantees  under any newly-elected  benefit will be based on your current Account Value.  Once the GRO Plus 2008 benefit is canceled you are not required to re-elect  another  optional  living  benefit  and any  subsequent  benefit  election  may be made on or after the first  Valuation  Day following  the  cancellation  of the GRO Plus 2008 benefit  provided  that the benefit you are looking to elect is available on a post-
issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

B.  Highest  Daily GRO -  Elections  of GRO Plus 2008 and Highest  Daily GRO.  Under the section of the  prospectus  entitled  "Highest
Daily Guaranteed Return Option", we add the following as the last paragraph under the sub-section  entitled  "Election/Cancellation  of the Program":

If you wish,  you may cancel the Highest Daily GRO benefit.  You may then elect either GRO Plus 2008 or Highest Daily GRO (or any other currently  available living benefit) on the Valuation Day after you have cancelled the Highest Daily GRO benefit,  provided the request is received in good order (subject to state  availability and in accordance with any applicable age  requirements).  Upon  cancellation of the Highest Daily GRO benefit,  any Account Value  allocated to the AST Bond  Portfolio  Sub-accounts  used with the asset  transfer formula will be reallocated  to the Permitted  Sub-Accounts  according to your most recent  allocation  instructions  or, in absence of such  instructions,  pro-rata.  Upon your re-election of GRO Plus 2008 or Highest Daily GRO,  Account Value may be transferred  between the AST Bond  Portfolio  Sub-accounts  and the other  Sub-accounts  according to the formula (see "Key Feature - Allocation  of Account
Value"  section for more details).  It is possible that over time the formula could  transfer  some,  all, or none of the Account Value to the AST Bond  Portfolio  Sub-accounts  under the  newly-elected  benefit.  You also  should be aware  that upon  termination  of the
Highest Daily GRO benefit,  you will lose all guarantees that you had accumulated  under the benefit.  Thus, the guarantees  under your newly-elected  benefit  will be based on your  current  Account  Value.  Once the Highest  Daily GRO  benefit is  canceled  you are not required to re-elect  another  optional living benefit and any subsequent  benefit election may be made on or after the first Valuation
Day following the  cancellation  of the Highest Daily GRO benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

C.       Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.  Under the section of the prospectus entitled "Lifetime Five Income Benefit", we replace the sub-section entitled "Election of the
         Program" with the following:

We no longer permit  elections of Lifetime Five - - whether for those who currently  participate  in Lifetime Five or for those who are buying an Annuity  for the first  time.  If you wish,  you may cancel the  Lifetime  Five  benefit.  You may then elect  Highest  Daily
Lifetime  Seven,  Highest Daily  Lifetime Seven with  Beneficiary  Income  Option,  Highest Daily  Lifetime Seven with Lifetime  Income
Accelerator,  Spousal  Highest Daily Lifetime Seven,  or Spousal  Highest Daily Lifetime Seven with  Beneficiary  Income Option (or any other  currently  available  living  benefit) on the Valuation Day after you have  cancelled  the Lifetime Five benefit  provided,  the request is received in good order (subject to state  availability  and in accordance with any applicable age  requirements).  Upon your election of any Highest Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven  benefit,  Account Value may be  transferred between the AST Investment Grade Bond Portfolio  Sub-account and the other  Sub-accounts  according to the formula (See "Asset Transfer
Component of Highest Daily Lifetime Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer some, all, or none of the Account Value to the AST Investment  Grade Bond Portfolio  Sub-account  under the  newly-elected  benefit.  You should be aware that upon  termination  of the Lifetime  Five  benefit,  you will lose the  Protected
Withdrawal Value,  Annual Income Amount,  and Annual  Withdrawal  Amount that you had accumulated under the benefit.  Thus, the initial guarantees  under any  newly-elected  benefit will be based on your current  Account Value.  Finally,  please note that the fee for all
Highest Daily Lifetime Seven and Spousal  Highest Daily Lifetime Seven benefits is a percentage of Protected  Withdrawal  Value.  Thus, if  Protected  Withdrawal  Value is larger than  Account  Value,  the fee will be greater  than it would have been had it been based on
Account  Value.  Once the Lifetime Five benefit is canceled you are not required to re-elect  another  optional  living benefit and any subsequent  benefit  election may be made on or after the first  Valuation Day following the  cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

D.       Spousal Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.
         Under the section of the prospectus entitled "Spousal Lifetime Five Income Benefit", we replace the sub-section entitled
         "Election of and Designation under the Program" with the following:

We no longer permit  elections of Spousal  Lifetime Five - - whether for those who currently  participate  in Spousal  Lifetime Five or for those who are buying an Annuity for the first time. If you wish,  you may cancel the Spousal  Lifetime  Five benefit.  You may then elect Highest Daily Lifetime  Seven,  Highest Daily Lifetime Seven with  Beneficiary  Income Option,  Highest Daily Lifetime Seven with
Lifetime Income  Accelerator,  Spousal Highest Daily Lifetime  Seven, or Spousal Highest Daily Lifetime Seven with  Beneficiary  Income
Option (or any other  currently  available  living  benefit) on the Valuation  Day after have you  cancelled the Spousal  Lifetime Five benefit,  provided the request is received in good order (subject to state  availability  and any applicable  age  requirements).  Upon your election of any Highest Daily  Lifetime Seven or Spousal  Highest Daily  Lifetime Seven benefit,  Account Value may be transferred between the AST Investment Grade Bond Portfolio  Sub-account and the other  Sub-accounts  according to the formula (See "Asset Transfer
Component of Highest Daily Lifetime Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer some, all, or none of the Account Value to the AST Investment  Grade Bond Portfolio  Sub-account  under the  newly-elected  benefit.  You should be aware  that upon  termination  of the  Spousal  Lifetime  Five  benefit,  you will lose the
Protected  Withdrawal  Value and Annual Income Amount that you had accumulated  under the benefit.  Thus, the initial  guarantees under any  newly-elected  benefit will be based on your current  Account  Value.  Also note that the fee for all Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven benefits is a percentage of Protected  Withdrawal Value.  Thus, if Protected  Withdrawal Value
is larger than  Account  Value,  the fee will be greater than it would have been had it been based on Account  Value.  Once the Spousal
Lifetime  Five  benefit is canceled  you are not  required to re-elect  another  optional  living  benefit and any  subsequent  benefit election may be made on or after the first  Valuation Day  following the  cancellation  of the Spousal  Lifetime Five benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations for the benefit you are electing.

E.       Highest Daily Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven
         benefit.  Under the section of the prospectus entitled "Highest Daily Lifetime Five", we replace the last paragraph in the sub-section entitled "Election of and Designation under the Program" with the following:

We no longer  permit  elections  of Highest  Daily  Lifetime  Five - - whether for those who  currently  participate  in Highest  Daily
Lifetime  Five or for those who are buying an Annuity  for the first  time.  If you wish,  you may cancel the  Highest  Daily  Lifetime
Five benefit.  You may then elect Highest Daily Lifetime Seven,  Highest Daily Lifetime Seven with Beneficiary  Income Option,  Highest
Daily Lifetime Seven with Lifetime  Income  Accelerator,  Spousal Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven
with  Beneficiary  Income Option (or any other  currently  available  living benefit) on the Valuation Day after you have cancelled the
Highest Daily Lifetime Five benefit,  provided the request is received in good order (subject to state  availability and any applicable age  requirements).  Upon  cancellation  of the Highest Daily Lifetime Five benefit,  any Account Value  allocated to the Benefit Fixed
Rate Account used with the asset  transfer  formula will be  reallocated  to the Permitted  Sub-Accounts  according to your most recent allocation  instructions  or, in absence of such  instructions,  pro-rata.  Upon your election of any Highest Daily  Lifetime  Seven or
Spousal  Highest Daily  Lifetime  Seven  benefit,  Account Value may be  transferred  between the AST  Investment  Grade Bond Portfolio
Sub-account  and the other  Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest  Daily  Lifetime  Seven/
Spousal  Highest Daily Lifetime  Seven"  section for more details).  It is possible that over time the formula could transfer some, all or  none of the  Account  Value  to the  AST  Investment  Grade  Bond  Portfolio  Sub-account  under  the  newly-elected  benefit.  You should be aware that upon  termination of the Highest Daily  Lifetime Five benefit,  you will lose the Protected  Withdrawal  Value and
Annual Income Amount that you had  accumulated  under the benefit,  as well as any Enhanced  Protected  Withdrawal  Value and Return of
Principal  Guarantees  (if no withdrawals  have been taken) . Thus,  the initial  guarantees  under any  newly-elected  benefit will be based on your current  Account  Value.  Finally,  please note that the fee for all Highest  Daily  Lifetime  Seven and Spousal  Highest
Daily  Lifetime  Seven  benefits is a percentage of Protected  Withdrawal  Value.  Thus, if Protected  Withdrawal  Value is larger than
Account  Value,  the fee will be greater than it would have been had it been based on Account  Value.  Once the Highest Daily  Lifetime
Five benefit is canceled you are not required to re-elect  another  optional living benefit and any subsequent  benefit election may be made on or after the first  Valuation Day  following the  cancellation  of the Highest  Daily  Lifetime Five benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

F.       Highest Daily Lifetime Seven (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily
         Lifetime Seven with Lifetime Income Accelerator)  - - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily
         Lifetime Seven benefit.  Under the section of the prospectus entitled "Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled "Election of and Designations under the Program" with the following:

If you wish,  you may cancel any Highest Daily  Lifetime Seven benefit.  You may then re-elect  Highest Daily Lifetime  Seven,  Highest
Daily Lifetime Seven with Beneficiary  Income Option,  Highest Daily Lifetime Seven with Lifetime Income  Accelerator,  Spousal Highest
Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven with Beneficiary  Income Option (or any other currently  available living benefit) on the Valuation Day after you have cancelled the Highest Daily  Lifetime  Seven benefit,  provided the request is received in good order (subject to state availability and any applicable age  requirements).  Upon cancellation of any Highest Daily Lifetime Seven benefit,  any Account Value allocated to the AST Investment Grade Bond Portfolio  Sub-account used with the asset transfer formula will be  reallocated  to the  Permitted  Sub-Accounts  according  to your  most  recent  allocation  instructions  or,  in  absence  of such instructions,  pro-rata.  Upon your election of any Highest Daily  Lifetime  Seven or Spousal  Highest Daily  Lifetime  Seven  benefit,
Account Value may be transferred  between the AST Investment Grade Bond Portfolio  Sub-account and the other Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible  that over time the formula  could  transfer  some,  all or none of the Account  Value to the AST  Investment
Grade  Bond  Portfolio  Sub-account  under the  newly-elected  benefit.  You  should be aware that upon  termination  of Highest  Daily
Lifetime Seven, you will lose the Protected  Withdrawal Value (including the Tenth  Anniversary Date Guarantee),  Annual Income Amount,
and the  Return  of  Principal  Guarantee  that you had  accumulated  under  the  benefit.  Thus,  the  initial  guarantees  under  any newly-elected  benefit will be based on your current  Account Value.  Once the Highest Daily Lifetime Seven benefit is canceled you are not  required to re-elect  another  optional  living  benefit and any  subsequent  benefit  election  may be made on or after the first
Valuation Day following the  cancellation  of the Highest  Daily  Lifetime  Seven benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

G.       Spousal Highest Daily Lifetime Seven (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option) - -
         Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.  Under the section of the prospectus entitled "Spousal Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled
         "Election of and Designations under the Program" with the following:

If you wish, you may cancel any Spousal  Highest Daily Lifetime Seven  benefit.  You may then re-elect  Spousal  Highest Daily Lifetime
Seven,  Spousal  Highest Daily Lifetime Seven with  Beneficiary  Income Option,  Highest Daily Lifetime  Seven,  Highest Daily Lifetime
Seven with  Beneficiary  Income Option,  or Highest Daily  Lifetime  Seven with Lifetime  Income  Accelerator  (or any other  currently available  living  benefit) on the Valuation Day after you have cancelled the Spousal  Highest Daily  Lifetime Seven benefit,  provided the request is received in good order (subject to state  availability and any applicable age  requirements).  Upon  cancellation of any
Spousal Highest Daily Lifetime Seven benefit,  any Account Value allocated to the AST Investment Grade Bond Portfolio  Sub-account used with the  asset  transfer  formula  will be  reallocated  to the  Permitted  Sub-Accounts  according  to your  most  recent  allocation instruction or in absence of such  instruction,  pro-rata.  Upon your election of any Highest Daily  Lifetime Seven or Spousal  Highest
Daily Lifetime Seven benefit,  Account Value may be transferred  between the AST Investment  Grade Bond Portfolio  Sub-account  and the other  Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily
Lifetime  Seven"  section  for more  details).  It is possible  that over time the formula  could  transfer  some,  all or, none of the
Account  Value  to  the  AST  Bond  Portfolio   Sub-accounts  under  the  newly-elected   benefit.   You  should  be  aware  that  upon
termination of Spousal Highest Daily Lifetime Seven,  you will lose the Protected  Withdrawal  Value  (including the Tenth  Anniversary
Date Guarantee),  Annual Income Amount,  and the Return of Principal  Guarantee that you had accumulated  under the benefit.  Thus, the initial  guarantees  under any  newly-elected  benefit will be based on your current  Account  Value.  Once the Spousal  Highest  Daily
Lifetime  Seven  benefit is canceled  you are not required to re-elect  another  optional  living  benefit and any  subsequent  benefit election may be made on or after the first  Valuation Day following  the  cancellation  of the Spousal  Highest  Daily  Lifetime  Seven
benefit provided that the benefit you are looking to elect is available on a post- issue basis .

     Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

Prudential Annuities Life Assurance Corporation

                                                               OPTIMUMSM
                                                            OPTIMUM FOURSM
                                                            OPTIMUM XTRASM

                                                  Supplement, dated December 15, 2008
                                                                  To
                                                     Prospectus, dated May 1, 2008

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-800-752-6342.

As detailed below,  this supplement  announces  changes to your ability to cancel certain  optional living benefits and either re-elect the same benefit or elect another living benefit.

WHEN  CONSIDERING  CANCELLATION OF AN EXISTING  OPTIONAL LIVING BENEFIT WITH OR WITHOUT THE RE-ELECTION OF THE SAME BENEFIT OR ELECTION
OF A NEW OPTIONAL  LIVING  BENEFIT,  PLEASE  REVIEW THE  PROSPECTUS  FOR  COMPLETE  DETAILS AND SPEAK TO YOUR  FINANCIAL  PROFESSIONAL.
AMONG OTHER THINGS, THE NEW BENEFIT MAY BE MORE EXPENSIVE THAN YOUR EXISTING BENEFIT.

A. GRO Plus 2008 -  Elections  of  Highest  Daily GRO and GRO Plus  2008.  Under the  section of the  prospectus  entitled  "Guaranteed
Return Option Plus 2008",  we add the following as the last paragraph  under the  sub-section  entitled  "Election/Cancellation  of the
Program":

If you wish,  you may cancel the GRO Plus 2008  benefit.  You may then  elect  either GRO Plus 2008 or Highest  Daily GRO (or any other currently  available  living benefit) on the Valuation Day after you have cancelled the GRO Plus 2008 benefit,  provided the request is received in good order (subject to state  availability and in accordance with any applicable age  requirements).  Upon  cancellation of the GRO Plus 2008 benefit,  any Account Value  allocated to the AST Bond Portfolio  Sub-accounts  used with the asset transfer  formula will be  reallocated  to the  Permitted  Sub-Accounts  according  to your most recent  allocation  instructions  or, in absence of such instructions,  pro-rata.  Upon your  re-election  of GRO Plus 2008 or election of Highest Daily GRO,  Account Value may be  transferred between the AST Bond Portfolio  Sub-accounts and the Permitted  Sub-accounts according to the formula (see "Key Feature - Allocation of
Account Value" section for more  details).  It is possible that over time the formula could transfer some,  all, or none of the Account
Value to the AST Bond Portfolio  Sub-accounts  under the newly-elected  benefit.  You also should be aware that upon termination of the
GRO Plus 2008 benefit,  you will lose all  guarantees  that you had  accumulated  under the benefit.  Thus,  the  guarantees  under any newly-elected  benefit will be based on your current Account Value.  Once the GRO Plus 2008 benefit is canceled you are not required to re-elect  another  optional  living  benefit  and any  subsequent  benefit  election  may be made on or after the first  Valuation  Day following  the  cancellation  of the GRO Plus 2008 benefit  provided  that the benefit you are looking to elect is available on a post-
issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

B.  Highest  Daily GRO -  Elections  of GRO Plus 2008 and Highest  Daily GRO.  Under the section of the  prospectus  entitled  "Highest
Daily Guaranteed Return Option", we add the following as the last paragraph under the sub-section  entitled  "Election/Cancellation  of the Program":

If you wish,  you may cancel the Highest Daily GRO benefit.  You may then elect either GRO Plus 2008 or Highest Daily GRO (or any other currently  available living benefit) on the Valuation Day after you have cancelled the Highest Daily GRO benefit,  provided the request is received in good order (subject to state  availability and in accordance with any applicable age  requirements).  Upon  cancellation of the Highest Daily GRO benefit,  any Account Value  allocated to the AST Bond  Portfolio  Sub-accounts  used with the asset  transfer formula will be reallocated  to the Permitted  Sub-Accounts  according to your most recent  allocation  instructions  or, in absence of such  instructions,  pro-rata.  Upon your re-election of GRO Plus 2008 or Highest Daily GRO,  Account Value may be transferred  between the AST Bond  Portfolio  Sub-accounts  and the other  Sub-accounts  according to the formula (see "Key Feature - Allocation  of Account
Value"  section for more details).  It is possible that over time the formula could  transfer  some,  all, or none of the Account Value to the AST Bond  Portfolio  Sub-accounts  under the  newly-elected  benefit.  You also  should be aware  that upon  termination  of the
Highest Daily GRO benefit,  you will lose all guarantees that you had accumulated  under the benefit.  Thus, the guarantees  under your newly-elected  benefit  will be based on your  current  Account  Value.  Once the Highest  Daily GRO  benefit is  canceled  you are not required to re-elect  another  optional living benefit and any subsequent  benefit election may be made on or after the first Valuation
Day following the  cancellation  of the Highest Daily GRO benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

C.       Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.  Under the section of the prospectus entitled "Lifetime Five Income Benefit", we replace the sub-section entitled "Election of the
         Program" with the following:

We no longer permit  elections of Lifetime Five - - whether for those who currently  participate  in Lifetime Five or for those who are buying an Annuity  for the first  time.  If you wish,  you may cancel the  Lifetime  Five  benefit.  You may then elect  Highest  Daily
Lifetime  Seven,  Highest Daily  Lifetime Seven with  Beneficiary  Income  Option,  Highest Daily  Lifetime Seven with Lifetime  Income
Accelerator,  Spousal  Highest Daily Lifetime Seven,  or Spousal  Highest Daily Lifetime Seven with  Beneficiary  Income Option (or any other  currently  available  living  benefit) on the Valuation Day after you have  cancelled  the Lifetime Five benefit  provided,  the request is received in good order (subject to state  availability  and in accordance with any applicable age  requirements).  Upon your election of any Highest Daily  Lifetime  Seven or Spousal  Highest  Daily  Lifetime  Seven  benefit,  Account Value may be  transferred between the AST Investment Grade Bond Portfolio  Sub-account and the other  Sub-accounts  according to the formula (See "Asset Transfer
Component of Highest Daily Lifetime Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer some, all, or none of the Account Value to the AST Investment  Grade Bond Portfolio  Sub-account  under the  newly-elected  benefit.  You should be aware that upon  termination  of the Lifetime  Five  benefit,  you will lose the  Protected
Withdrawal Value,  Annual Income Amount,  and Annual  Withdrawal  Amount that you had accumulated under the benefit.  Thus, the initial guarantees  under any  newly-elected  benefit will be based on your current  Account Value.  Finally,  please note that the fee for all
Highest Daily Lifetime Seven and Spousal  Highest Daily Lifetime Seven benefits is a percentage of Protected  Withdrawal  Value.  Thus, if  Protected  Withdrawal  Value is larger than  Account  Value,  the fee will be greater  than it would have been had it been based on
Account  Value.  Once the Lifetime Five benefit is canceled you are not required to re-elect  another  optional  living benefit and any subsequent  benefit  election may be made on or after the first  Valuation Day following the  cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

D.       Spousal Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.
         Under the section of the prospectus entitled "Spousal Lifetime Five Income Benefit", we replace the sub-section entitled
         "Election of and Designation under the Program" with the following:

We no longer permit  elections of Spousal  Lifetime Five - - whether for those who currently  participate  in Spousal  Lifetime Five or for those who are buying an Annuity for the first time. If you wish,  you may cancel the Spousal  Lifetime  Five benefit.  You may then elect Highest Daily Lifetime  Seven,  Highest Daily Lifetime Seven with  Beneficiary  Income Option,  Highest Daily Lifetime Seven with
Lifetime Income  Accelerator,  Spousal Highest Daily Lifetime  Seven, or Spousal Highest Daily Lifetime Seven with  Beneficiary  Income
Option (or any other  currently  available  living  benefit) on the Valuation  Day after have you  cancelled the Spousal  Lifetime Five benefit,  provided the request is received in good order (subject to state  availability  and any applicable  age  requirements).  Upon your election of any Highest Daily  Lifetime Seven or Spousal  Highest Daily  Lifetime Seven benefit,  Account Value may be transferred between the AST Investment Grade Bond Portfolio  Sub-account and the other  Sub-accounts  according to the formula (See "Asset Transfer
Component of Highest Daily Lifetime Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible that over time the formula could transfer some, all, or none of the Account Value to the AST Investment  Grade Bond Portfolio  Sub-account  under the  newly-elected  benefit.  You should be aware  that upon  termination  of the  Spousal  Lifetime  Five  benefit,  you will lose the
Protected  Withdrawal  Value and Annual Income Amount that you had accumulated  under the benefit.  Thus, the initial  guarantees under any  newly-elected  benefit will be based on your current  Account  Value.  Also note that the fee for all Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven benefits is a percentage of Protected  Withdrawal Value.  Thus, if Protected  Withdrawal Value
is larger than  Account  Value,  the fee will be greater than it would have been had it been based on Account  Value.  Once the Spousal
Lifetime  Five  benefit is canceled  you are not  required to re-elect  another  optional  living  benefit and any  subsequent  benefit election may be made on or after the first  Valuation Day  following the  cancellation  of the Spousal  Lifetime Five benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations for the benefit you are electing.

E.       Highest Daily Lifetime Five - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven
         benefit.  Under the section of the prospectus entitled "Highest Daily Lifetime Five", we replace the last paragraph in the sub-section entitled "Election of and Designation under the Program" with the following:

We no longer  permit  elections  of Highest  Daily  Lifetime  Five - - whether for those who  currently  participate  in Highest  Daily
Lifetime  Five or for those who are buying an Annuity  for the first  time.  If you wish,  you may cancel the  Highest  Daily  Lifetime
Five benefit.  You may then elect Highest Daily Lifetime Seven,  Highest Daily Lifetime Seven with Beneficiary  Income Option,  Highest
Daily Lifetime Seven with Lifetime  Income  Accelerator,  Spousal Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven
with  Beneficiary  Income Option (or any other  currently  available  living benefit) on the Valuation Day after you have cancelled the
Highest Daily Lifetime Five benefit,  provided the request is received in good order (subject to state  availability and any applicable age  requirements).  Upon  cancellation  of the Highest Daily Lifetime Five benefit,  any Account Value  allocated to the Benefit Fixed
Rate Account used with the asset  transfer  formula will be  reallocated  to the Permitted  Sub-Accounts  according to your most recent allocation  instructions  or, in absence of such  instructions,  pro-rata.  Upon your election of any Highest Daily  Lifetime  Seven or
Spousal  Highest Daily  Lifetime  Seven  benefit,  Account Value may be  transferred  between the AST  Investment  Grade Bond Portfolio
Sub-account  and the other  Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest  Daily  Lifetime  Seven/
Spousal  Highest Daily Lifetime  Seven"  section for more details).  It is possible that over time the formula could transfer some, all or  none of the  Account  Value  to the  AST  Investment  Grade  Bond  Portfolio  Sub-account  under  the  newly-elected  benefit.  You should be aware that upon  termination of the Highest Daily  Lifetime Five benefit,  you will lose the Protected  Withdrawal  Value and
Annual Income Amount that you had  accumulated  under the benefit,  as well as any Enhanced  Protected  Withdrawal  Value and Return of
Principal  Guarantees  (if no withdrawals  have been taken) . Thus,  the initial  guarantees  under any  newly-elected  benefit will be based on your current  Account  Value.  Finally,  please note that the fee for all Highest  Daily  Lifetime  Seven and Spousal  Highest
Daily  Lifetime  Seven  benefits is a percentage of Protected  Withdrawal  Value.  Thus, if Protected  Withdrawal  Value is larger than
Account  Value,  the fee will be greater than it would have been had it been based on Account  Value.  Once the Highest Daily  Lifetime
Five benefit is canceled you are not required to re-elect  another  optional living benefit and any subsequent  benefit election may be made on or after the first  Valuation Day  following the  cancellation  of the Highest  Daily  Lifetime Five benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

F.       Highest Daily Lifetime Seven (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily
         Lifetime Seven with Lifetime Income Accelerator)  - - Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily
         Lifetime Seven benefit.  Under the section of the prospectus entitled "Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled "Election of and Designations under the Program" with the following:

If you wish,  you may cancel any Highest Daily  Lifetime Seven benefit.  You may then re-elect  Highest Daily Lifetime  Seven,  Highest
Daily Lifetime Seven with Beneficiary  Income Option,  Highest Daily Lifetime Seven with Lifetime Income  Accelerator,  Spousal Highest
Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven with Beneficiary  Income Option (or any other currently  available living benefit) on the Valuation Day after you have cancelled the Highest Daily  Lifetime  Seven benefit,  provided the request is received in good order (subject to state availability and any applicable age  requirements).  Upon cancellation of any Highest Daily Lifetime Seven benefit,  any Account Value allocated to the AST Investment Grade Bond Portfolio  Sub-account used with the asset transfer formula will be  reallocated  to the  Permitted  Sub-Accounts  according  to your  most  recent  allocation  instructions  or,  in  absence  of such instructions,  pro-rata.  Upon your election of any Highest Daily  Lifetime  Seven or Spousal  Highest Daily  Lifetime  Seven  benefit,
Account Value may be transferred  between the AST Investment Grade Bond Portfolio  Sub-account and the other Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily Lifetime  Seven" section for more details).  It is possible  that over time the formula  could  transfer  some,  all or none of the Account  Value to the AST  Investment
Grade  Bond  Portfolio  Sub-account  under the  newly-elected  benefit.  You  should be aware that upon  termination  of Highest  Daily
Lifetime Seven, you will lose the Protected  Withdrawal Value (including the Tenth  Anniversary Date Guarantee),  Annual Income Amount,
and the  Return  of  Principal  Guarantee  that you had  accumulated  under  the  benefit.  Thus,  the  initial  guarantees  under  any newly-elected  benefit will be based on your current  Account Value.  Once the Highest Daily Lifetime Seven benefit is canceled you are not  required to re-elect  another  optional  living  benefit and any  subsequent  benefit  election  may be made on or after the first
Valuation Day following the  cancellation  of the Highest  Daily  Lifetime  Seven benefit  provided that the benefit you are looking to elect is available on a post- issue basis .

Please refer to your prospectus for allowable ownership designations under the benefit you are electing.

G.       Spousal Highest Daily Lifetime Seven (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option) - -
         Elections of any Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven benefit.  Under the section of the prospectus entitled "Spousal Highest Daily Lifetime Seven", we replace the last paragraph in the sub-section entitled
         "Election of and Designations under the Program" with the following:

If you wish, you may cancel any Spousal  Highest Daily Lifetime Seven  benefit.  You may then re-elect  Spousal  Highest Daily Lifetime
Seven,  Spousal  Highest Daily Lifetime Seven with  Beneficiary  Income Option,  Highest Daily Lifetime  Seven,  Highest Daily Lifetime
Seven with  Beneficiary  Income Option,  or Highest Daily  Lifetime  Seven with Lifetime  Income  Accelerator  (or any other  currently available  living  benefit) on the Valuation Day after you have cancelled the Spousal  Highest Daily  Lifetime Seven benefit,  provided the request is received in good order (subject to state  availability and any applicable age  requirements).  Upon  cancellation of any
Spousal Highest Daily Lifetime Seven benefit,  any Account Value allocated to the AST Investment Grade Bond Portfolio  Sub-account used with the  asset  transfer  formula  will be  reallocated  to the  Permitted  Sub-Accounts  according  to your  most  recent  allocation instruction or in absence of such  instruction,  pro-rata.  Upon your election of any Highest Daily  Lifetime Seven or Spousal  Highest
Daily Lifetime Seven benefit,  Account Value may be transferred  between the AST Investment  Grade Bond Portfolio  Sub-account  and the other  Sub-accounts  according to the formula (See "Asset  Transfer  Component of Highest Daily Lifetime  Seven/ Spousal  Highest Daily
Lifetime  Seven"  section  for more  details).  It is possible  that over time the formula  could  transfer  some,  all or, none of the
Account  Value  to  the  AST  Bond  Portfolio   Sub-accounts  under  the  newly-elected   benefit.   You  should  be  aware  that  upon
termination of Spousal Highest Daily Lifetime Seven,  you will lose the Protected  Withdrawal  Value  (including the Tenth  Anniversary
Date Guarantee),  Annual Income Amount,  and the Return of Principal  Guarantee that you had accumulated  under the benefit.  Thus, the initial  guarantees  under any  newly-elected  benefit will be based on your current  Account  Value.  Once the Spousal  Highest  Daily
Lifetime  Seven  benefit is canceled  you are not required to re-elect  another  optional  living  benefit and any  subsequent  benefit election may be made on or after the first  Valuation Day following  the  cancellation  of the Spousal  Highest  Daily  Lifetime  Seven
benefit provided that the benefit you are looking to elect is available on a post- issue basis .

     Please refer to your prospectus for allowable ownership designations under the benefit you are electing.